INCOME AND EXPENSES - Additional Information (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income And Expenses [Abstract]
Capitalised cost of depreciation	€ 4,456,000	€ 3,269,000	€ 1,043,000
Training fees	1,155,850	304,609	227,760
Accounting fees	1,252,795	663,665	295,547
Freight Cost	1,952,629	696,235	351,273
Consultancy fees	€ 24,619,269	€ 9,367,961	€ 3,675,658